Dividends - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Dividends Payable [Line Items]
Cash dividends paid to preferred shareholders	$ 3,941	$ 16,026	$ 15,768
Cash dividends paid to common stockholders	$ 46,056	$ 0